LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.93%
Fannie Mae REMICS
•Series 2011-86 NF 5.40% (LIBOR01M + 0.55%) 9/25/41	847,785	$ 836,020
Series 2013-6 JB 1.50% 2/25/43	5,779,264	4,960,304
•Series 2014-49 AF 3.76% (LIBOR01M + 0.32%) 8/25/44	378,059	372,956
•Series 2017-95 FA 3.83% (LIBOR01M + 0.35%) 11/25/47	2,254,056	2,205,830
•Series 2019-53 FA 3.77% (LIBOR01M + 0.40%) 9/25/49	2,236,455	2,191,084
•Series 2020-29 FC 3.79% (LIBOR01M + 0.80%) 5/25/50	2,534,184	2,513,144
Freddie Mac REMICs
Series 4141 PA 1.50% 12/15/42	6,072,969	5,267,632
•Series 4347 WF 3.65% (LIBOR01M + 0.40%) 1/15/40	795,841	784,782
•Series 4367 GF 3.92% (LIBOR01M + 0.35%) 3/15/37	2,268,973	2,239,767
•Series 4419 AF 3.77% (LIBOR01M + 0.34%) 6/15/40	1,328,246	1,311,681
•Series 4730 WF 3.97% (LIBOR01M + 0.35%) 8/15/38	2,495,966	2,435,856
•Series 4906 WF 3.95% (LIBOR01M + 0.40%) 12/15/38	2,725,914	2,694,842
Series 4948 E 2.50% 10/25/48	350,143	320,697
Series 5115 CD 1.00% 8/15/44	6,073,116	5,210,316
•Freddie Mac Strips
Series 328 F4 3.76% (LIBOR01M + 0.35%) 2/15/38	2,417,936	2,362,808
Series 330 F4 3.90% (LIBOR01M + 0.35%) 10/15/37	1,093,585	1,079,795
•GNMA
Series 2016-H17 FC 5.40% (LIBOR01M + 0.83%) 8/20/66	1,345,186	1,337,522
Series 2016-H19 FA 5.35% (LIBOR01M + 0.78%) 9/20/66	1,141,052	1,138,210
Series 2022-H22 EF 5.31% (SOFR30A + 0.75%) 10/20/72	4,765,995	4,751,430
Total Agency Collateralized Mortgage Obligations (Cost $46,659,352)		44,014,676
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.07%
•Fannie Mae-Aces Series 2017-M13 FA 4.99% (LIBOR01M + 0.40%) 10/25/24	807,105	$ 804,186
Total Agency Commercial Mortgage-Backed Security (Cost $807,106)		804,186
AGENCY MORTGAGE-BACKED SECURITY–1.90%
Fannie Mae S.F. 30 yr TBA 4.00% 4/1/53	22,200,000	21,232,304
Total Agency Mortgage-Backed Security (Cost $20,640,000)		21,232,304
AGENCY OBLIGATIONS–16.77%
Federal Home Loan Banks
0.92% 2/26/27	9,400,000	8,370,750
5.30% 12/6/24	23,300,000	23,259,803
5.48% 2/26/25	11,000,000	10,978,396
5.71% 3/14/25	10,000,000	10,009,347
Federal Home Loan Mortgage Corp.
0.65% 10/27/25	12,000,000	11,012,271
0.80% 10/27/26	9,000,000	8,037,900
5.31% 11/15/24	17,000,000	16,964,815
5.36% 11/22/24	28,200,000	28,154,228
5.68% 4/3/25	11,000,000	11,015,539
5.73% 4/3/25	11,000,000	11,016,048
5.82% 3/20/25	10,000,000	10,025,090
5.95% 3/21/25	11,000,000	11,025,771
Federal National Mortgage Association
0.65% 8/25/25	18,300,000	16,876,216
0.70% 7/30/25	7,000,000	6,475,886
0.88% 12/18/26	5,000,000	4,455,149
Total Agency Obligations (Cost $191,986,327)		187,677,209
CORPORATE BONDS–38.21%
Aerospace & Defense–0.68%
Boeing Co. 4.51% 5/1/23	7,595,000	7,592,301
		7,592,301
Agriculture–0.98%
BAT Capital Corp. 3.22% 8/15/24	3,785,000	3,670,617
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,264,412
		10,935,029
Auto Manufacturers–3.53%
Daimler Truck Finance North America LLC
1.13% 12/14/23	3,000,000	2,910,848
5.15% 1/16/26	4,200,000	4,217,041
General Motors Financial Co., Inc.
3.95% 4/13/24	1,400,000	1,379,163
4.25% 5/15/23	8,000,000	7,985,524
Hyundai Capital America
1.25% 9/18/23	1,360,000	1,331,782
5.50% 3/30/26	4,200,000	4,206,325
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC 0.75% 3/1/24	5,000,000	$ 4,799,759
Nissan Motor Acceptance Co. LLC
3.88% 9/21/23	215,000	212,584
•5.65% (LIBOR03M + 0.64%) 3/8/24	1,780,000	1,757,883
Nissan Motor Co. Ltd. 3.04% 9/15/23	4,053,000	3,992,378
Volkswagen Financial Services Australia Pty. Ltd. 3.10% 4/17/23	5,000,000	3,341,044
Volkswagen Group of America Finance LLC 0.88% 11/22/23	3,500,000	3,403,591
		39,537,922
Banks–15.60%
μBank of America Corp.
3.30% 4/24/24	6,000,000	4,435,267
5.08% 1/20/27	2,000,000	1,993,797
Barclays PLC
μ5.30% 8/9/26	4,000,000	3,917,584
•6.25% (LIBOR03M + 1.38%) 5/16/24	5,500,000	5,480,357
BNP Paribas SA
3.80% 1/10/24	4,085,000	4,012,855
μ4.71% 1/10/25	7,000,000	6,920,242
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	958,177
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,726,932
μCredit Agricole SA 1.25% 1/26/27	350,000	312,554
•Credit Suisse AG 4.70% (BBSW3M + 1.15%) 5/26/23	2,000,000	1,332,222
μCredit Suisse Group AG 4.21% 6/12/24	9,000,000	8,730,000
Danske Bank AS
5.38% 1/12/24	900,000	891,618
•6.21% (LIBOR03M + 1.06%) 9/12/23	6,200,000	6,198,410
•6.21% (LIBOR03M + 1.06%) 9/12/23	700,000	699,821
Deutsche Bank AG
0.90% 5/28/24	2,000,000	1,877,459
0.96% 11/8/23	5,553,000	5,301,747
•5.21% (SOFR + 0.50%) 11/8/23	1,000,000	987,984
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,359,884
Goldman Sachs Group, Inc.
μ0.93% 10/21/24	3,200,000	3,113,600
•4.67% (BBSW3M + 1.20%) 5/16/23	1,000,000	668,412
•4.90% (BBSW3M + 1.55%) 5/2/24	300,000	200,939
Hana Bank 3.25% 3/30/27	2,000,000	1,899,060
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	2,917,377
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
HSBC Holdings PLC (continued)
•6.22% (SOFR + 1.43%) 3/10/26	500,000	$ 496,606
•6.38% (LIBOR03M + 1.23%) 3/11/25	2,350,000	2,350,537
μING Groep NV 3.87% 3/28/26	5,600,000	5,414,925
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,378,675
4.72% 8/11/26	3,000,000	2,920,389
Mitsubishi UFJ Financial Group, Inc.
μ0.85% 9/15/24	2,300,000	2,248,041
μ0.96% 10/11/25	6,300,000	5,867,415
1.41% 7/17/25	4,000,000	3,668,335
Mizuho Financial Group, Inc.
μ1.24% 7/10/24	7,300,000	7,209,688
•5.59% (LIBOR03M + 0.63%) 5/25/24	917,000	912,565
•5.62% (LIBOR03M + 0.61%) 9/8/24	3,000,000	2,977,722
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,669,262
μNatWest Group PLC 4.52% 6/25/24	4,200,000	4,179,671
•Nordea Bank Abp 5.75% (SOFR + 0.96%) 6/6/25	4,000,000	3,961,790
•QNB Finance Ltd. 6.25% (LIBOR03M + 1.25%) 3/21/24	3,000,000	2,987,820
μSantander U.K. Group Holdings PLC
4.80% 11/15/24	3,000,000	2,958,309
6.83% 11/21/26	5,500,000	5,570,835
Societe Generale SA
μ1.49% 12/14/26	5,600,000	4,883,259
2.63% 1/22/25	3,100,000	2,904,920
•Standard Chartered PLC
5.68% (SOFR + 0.93%) 11/23/25	3,100,000	3,041,663
6.59% (SOFR + 1.74%) 3/30/26	4,500,000	4,512,020
Sumitomo Mitsui Financial Group, Inc.
0.51% 1/12/24	3,000,000	2,885,321
1.47% 7/8/25	2,500,000	2,289,275
Sumitomo Mitsui Trust Bank Ltd. 0.80% 9/16/24	6,000,000	5,643,107
Synchrony Bank 5.40% 8/22/25	4,900,000	4,594,390
•UBS AG 4.25% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,329,063
μUBS Group AG
4.49% 5/12/26	5,800,000	5,593,707
5.71% 1/12/27	1,800,000	1,783,587
Wells Fargo & Co. 2.51% 10/27/23	6,000,000	4,368,413
		174,537,608

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.13%
Illumina, Inc. 5.80% 12/12/25	1,400,000	$ 1,412,930
		1,412,930
Chemicals–0.34%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	4,200,000	3,756,420
		3,756,420
Commercial Services–0.30%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,490,388
•Transurban Queensland Finance Pty. Ltd. 5.71% (BBSW3M + 2.05%) 12/16/24	1,200,000	810,474
		3,300,862
Computers–0.12%
Dell International LLC/EMC Corp. 5.45% 6/15/23	1,307,000	1,306,486
		1,306,486
Diversified Financial Services–4.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65% 10/29/24	4,000,000	3,741,753
4.50% 9/15/23	2,500,000	2,476,095
Air Lease Corp. 4.25% 2/1/24	5,200,000	5,113,359
Ally Financial, Inc. 1.45% 10/2/23	4,500,000	4,348,831
Avolon Holdings Funding Ltd.
2.88% 2/15/25	4,700,000	4,409,514
5.13% 10/1/23	500,000	495,432
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,134,675
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,749,985
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,185,496
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	5,765,487
2.33% 1/22/27	2,600,000	2,297,252
2.65% 1/16/25	3,800,000	3,599,868
ORIX Corp. 3.25% 12/4/24	1,300,000	1,256,624
		49,574,371
Electric–1.90%
AES Corp. 1.38% 1/15/26	5,200,000	4,678,930
Enel Finance International NV 4.25% 6/15/25	3,000,000	2,937,586
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,946,903
•Korea Southern Power Co. Ltd. 4.35% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,665,638
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,133,719
2.95% 3/1/26	200,000	186,043
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
3.25% 6/15/23	100,000	$ 99,489
3.40% 8/15/24	500,000	485,709
3.75% 2/15/24	100,000	98,138
3.85% 11/15/23	200,000	197,080
4.95% 6/8/25	2,400,000	2,371,213
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,460,408
		21,260,856
Electronics–0.02%
Arrow Electronics, Inc. 3.25% 9/8/24	250,000	242,886
		242,886
Entertainment–0.23%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,517,450
		2,517,450
Health Care Products–0.98%
•Thermo Fisher Scientific, Inc. 4.94% (SOFRINDX + 0.35%) 4/18/23	11,000,000	10,999,340
		10,999,340
Health Care Services–0.77%
CommonSpirit Health 1.55% 10/1/25	4,000,000	3,684,831
HCA, Inc. 5.00% 3/15/24	5,000,000	4,970,033
		8,654,864
Home Builders–0.26%
Lennar Corp. 4.50% 4/30/24	3,000,000	2,963,369
		2,963,369
Insurance–2.19%
•Athene Global Funding 5.54% (LIBOR03M + 0.73%) 1/8/24	4,500,000	4,457,489
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,763,521
3.65% 4/5/27	1,700,000	1,592,638
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,051,443
Five Corners Funding Trust 4.42% 11/15/23	3,000,000	2,981,010
GA Global Funding Trust 1.63% 1/15/26	1,100,000	999,062
Jackson Financial, Inc. 1.13% 11/22/23	4,800,000	4,656,056
		24,501,219
Investment Company–0.36%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,062,292
		4,062,292

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.77%
CNH Industrial Capital LLC 4.20% 1/15/24	8,683,000	$ 8,587,793
		8,587,793
Media–0.70%
•Charter Communications Operating LLC/Charter Communications Operating Capital 6.46% (LIBOR03M + 1.65%) 2/1/24	5,000,000	5,019,270
TWDC Enterprises 18 Corp. 2.76% 10/7/24	4,000,000	2,865,634
		7,884,904
Oil & Gas–0.97%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,169,931
Pioneer Natural Resources Co. 5.10% 3/29/26	2,800,000	2,811,645
Woodside Finance Ltd.
3.65% 3/5/25	4,100,000	3,992,237
3.70% 9/15/26	2,000,000	1,918,101
		10,891,914
Packaging & Containers–0.34%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	3,812,802
		3,812,802
Real Estate Investment Trusts–0.11%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,258,472
		1,258,472
Semiconductors–0.84%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	5,975,492
NXP BV/NXP Funding LLC 4.88% 3/1/24	1,000,000	992,509
SK Hynix, Inc.
1.00% 1/19/24	2,000,000	1,927,276
3.00% 9/17/24	500,000	479,755
		9,375,032
Software–0.30%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,399,145
		3,399,145
Telecommunications–0.71%
AT&T, Inc.
3.45% 9/19/23	1,600,000	1,065,536
•4.94% (BBSW3M + 1.25%) 9/19/23	2,170,000	1,453,042
KT Corp. 4.00% 8/8/25	5,600,000	5,479,369
		7,997,947
Transportation–0.21%
Kansas City Southern
3.00% 5/15/23	1,250,000	1,245,358
3.13% 6/1/26	1,200,000	1,144,261
		2,389,619
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.44%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.45% 7/1/24	5,000,000	$ 4,867,237
		4,867,237
Total Corporate Bonds (Cost $443,685,170)		427,621,070
MUNICIPAL BONDS–1.79%
County of Williamson
0.64% 2/15/26	2,200,000	1,976,340
0.92% 2/15/27	2,200,000	1,929,191
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,495,191
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,786,725
Metro 3.25% 6/1/26	2,200,000	2,111,108
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,836,369
University of California Series BG 0.88% 5/15/25	3,000,000	2,795,743
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,099,217
Total Municipal Bonds (Cost $20,332,662)		20,029,884
NON-AGENCY ASSET-BACKED SECURITIES–24.70%
•522 Funding CLO Ltd. Series 2018-3A AR 5.85% (LIBOR03M + 1.04%) 10/20/31	600,000	588,178
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.05% (LIBOR01M + 1.20%) 10/25/34	5,155	5,011
•ACREC LLC Series 2023-FL2 A 6.92% (TSFR01M + 2.23%) 2/19/38	1,500,000	1,483,988
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,515,818
•AMMC CLO 16 Ltd. Series 2015-16A AR2 5.77% (LIBOR03M + 0.98%) 4/14/29	189,338	188,854
•Amortizing Residential Collateral Trust Series 2004-1 A5 5.85% (LIBOR01M + 1.00%) 10/25/34	30,368	29,457
•Apidos CLO XII Series 2013-12A AR 5.87% (LIBOR03M + 1.08%) 4/15/31	7,000,000	6,916,000
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 5.75% (LIBOR01M + 1.07%) 8/15/34	2,000,000	1,954,378

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Ltd. (continued)
Series 2021-FL4 A 6.03% (LIBOR01M + 1.35%) 11/15/36	3,000,000	$ 2,922,640
•ARES CLO Ltd. Series 2018-50A AR 5.84% (LIBOR03M + 1.05%) 1/15/32	1,180,000	1,159,480
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 5.84% (LIBOR03M + 1.05%) 4/18/31	700,000	685,977
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 5.67% (LIBOR01M + 0.83%) 4/25/34	1,651,984	1,525,985
BA Credit Card Trust A2 5.00% 4/15/28	8,800,000	8,905,736
•Bain Capital Euro CLO DAC Series 2018-2A AR 3.08% (EURIBOR03M + 0.74%) 1/20/32	3,000,000	3,164,809
•Barings CLO Ltd.
A1 5.74% (LIBOR03M + 0.95%) 4/15/31	5,000,000	4,922,745
Series 2020-4A A 6.03% (LIBOR03M + 1.22%) 1/20/32	4,100,000	4,043,424
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 5.97% (LIBOR01M + 1.13%) 3/25/35	589,471	579,326
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.35% (LIBOR01M + 1.50%) 3/25/43	29,977	28,903
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 5.74% (LIBOR03M + 0.95%) 10/15/30	296,537	293,276
•Capital Four U.S. CLO II Ltd. Series 2022-1A A1 5.81% (TSFR03M + 2.14%) 10/20/30	3,800,000	3,799,567
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,464,729
Series 2022-A3 A 4.95% 10/15/27	4,000,000	4,041,330
•Carlyle Euro CLO DAC
Series 2017-3A A1R 2.99% (EURIBOR03M + 0.70%) 1/15/31	799,260	847,457
Series 2019-2A A1R 3.54% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	3,044,908
Carmax Auto Owner Trust Series 2022-4 A2A 5.34% 12/15/25	4,600,000	4,596,126
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CBAM Ltd. Series 2018-8A A1 5.93% (LIBOR03M + 1.12%) 10/20/29	218,342	$ 216,552
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 5.39% (LIBOR01M + 0.54%) 12/25/34	1,501,046	1,406,723
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 2.95% (EURIBOR03M + 0.66%) 4/15/33	1,800,000	1,896,235
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 5.81% (LIBOR03M + 1.02%) 4/15/29	255,318	253,804
•Elevation CLO Ltd. Series 2017-8A A1R2 5.77% (LIBOR03M + 0.95%) 10/25/30	3,447,870	3,395,011
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,890,826	2,519,006
Enterprise Fleet Financing LLC
A2 5.76% 10/22/29	6,000,000	6,041,182
Series 2023-1 A2 5.51% 1/22/29	3,600,000	3,607,328
•Finance America Mortgage Loan Trust Series 2004-2 M1 5.67% (LIBOR01M + 0.83%) 8/25/34	342,124	313,309
Ford Auto Securitization Trust Series 2020-AA A2 0.89% 8/15/24	934,907	688,259
Ford Credit Auto Owner Trust
A2A 5.37% 8/15/25	6,000,000	5,997,729
Series 2023-1 A 4.85% 8/15/35	6,000,000	6,014,120
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 5.17% (LIBOR03M + 1.09%) 7/15/31	1,100,000	1,082,822
GM Financial Automobile Leasing Trust
Series 2022-3 A2A 4.01% 10/21/24	6,657,660	6,614,754
Series 2023-1 A2A 5.27% 6/20/25	5,600,000	5,594,606
GM Financial Consumer Automobile Receivables Trust Series 2022-4 A2A 4.60% 11/17/25	4,500,000	4,481,623
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	8,904,240
•Goldentree Loan Management U.S. CLO 2 Ltd. Series 2017-2A AR 5.72% (LIBOR03M + 0.91%) 11/20/30	4,700,000	4,646,006

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Greenwood Park CLO Ltd. Series 2018-1A A2 5.80% (LIBOR03M + 1.01%) 4/15/31	1,100,000	$ 1,083,913
•Halseypoint CLO II Ltd. Series 2020-2A A1 5.91% (LIBOR03M + 1.10%) 7/20/31	3,768,073	3,714,823
•Harvest CLO XVI DAC Series 16A ARR 2.93% (EURIBOR03M + 0.64%) 10/15/31	3,900,000	4,101,914
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,045,636
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 5.81% (LIBOR01M + 1.05%) 2/18/38	3,201,010	3,089,593
Hyundai Auto Lease Securitization Trust
Series 2021-C A3 0.38% 9/16/24	11,000,000	10,790,294
Series 2023-A A2A 5.20% 4/15/25	4,000,000	3,994,177
Hyundai Auto Receivables Trust A2A 5.35% 11/17/25	5,000,000	4,997,449
•Invesco Euro CLO I DAC Series 1A A1R 2.94% (EURIBOR03M + 0.65%) 7/15/31	900,000	949,011
•KKR CLO 18 Ltd. Series 18 AR 5.73% (LIBOR03M + 0.94%) 7/18/30	1,432,608	1,416,491
•LCM XIII LP Series 13A AR3 5.67% (LIBOR03M + 0.87%) 7/19/27	949,890	942,842
•LoanCore Issuer Ltd. Series 2021-CRE5 A 5.98% (LIBOR01M + 1.30%) 7/15/36	500,000	493,733
•Madison Park Funding XLI Ltd. Series 12A AR 5.65% (LIBOR03M + 0.83%) 4/22/27	2,946,632	2,926,895
•Magnetite XIV-R Ltd. Series 2015-14RA A1 5.91% (LIBOR03M + 1.12%) 10/18/31	5,800,000	5,721,393
•Man GLG Euro CLO III DAC Series 3A AR 2.97% (EURIBOR03M + 0.68%) 10/15/30	3,214,326	3,422,343
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	3,989,473
MBarc Credit Canada, Inc. Series 2021-AA A2 0.63% 5/15/24	1,734,651	1,275,809
Mercedes-Benz Auto Receivables Trust A2 5.26% 10/15/25	6,000,000	5,995,534
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•MF1 Ltd. Series 2020-FL4 A 6.47% (TSFR01M + 1.81%) 11/15/35	1,775,902	$ 1,772,016
MMAF Equipment Finance LLC
A2 5.57% 9/9/25	7,400,000	7,399,862
Series 2022-A A2 2.77% 2/13/25	7,563,620	7,446,696
Navient Private Education Loan Trust
•Series 2015-AA A2B 5.88% (LIBOR01M + 1.20%) 12/15/28	99,953	99,874
Series 2020-A A2A 2.46% 11/15/68	2,156,734	2,013,099
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	1,258,844	1,154,962
Series 2020-IA A1A 1.33% 4/15/69	1,970,719	1,733,095
Series 2021-GA A 1.58% 4/15/70	2,313,729	2,021,331
Series 2022-A A 2.23% 7/15/70	4,038,064	3,626,126
•OCP Euro CLO A 4.71% (EURIBOR03M + 1.88%) 1/20/33	5,600,000	6,029,393
•Palmer Square CLO Ltd.
Series 2013-2A A1A3 5.79% (LIBOR03M + 1.00%) 10/17/31	4,600,000	4,536,124
Series 2014-1A A1R2 5.92% (LIBOR03M + 1.13%) 1/17/31	1,000,000	991,778
•Palmer Square European Loan Funding DAC Series 2021-1A A 3.07% (EURIBOR03M + 0.78%) 4/15/31	208,524	221,048
•Palmer Square Loan Funding Ltd.
Series 2020-1A A1 5.48% (LIBOR03M + 0.80%) 2/20/28	794,723	791,086
Series 2021-4A A1 5.59% (LIBOR03M + 0.80%) 10/15/29	726,864	717,619
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,943,138	1,794,404
•Series 2020-PTA A2B 5.70% (LIBOR01M + 0.85%) 9/15/54	3,656,145	3,547,295
Series 2022-C A1A 4.48% 5/16/50	2,574,314	2,493,231
SoFi Consumer Loan Program Trust A 6.21% 4/15/31	3,680,863	3,683,553
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	634,332	605,071
Series 2017-D A2FX 2.65% 9/25/40	274,086	262,008

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Sound Point CLO XII Ltd. Series 2016-2A AR2 5.86% (LIBOR03M + 1.05%) 10/20/28	829,431	$ 825,884
•Starwood Ltd. Series 2022-FL3 A 5.91% (SOFR30A + 1.35%) 11/15/38	300,000	292,176
•TCW CLO Ltd. Series 2018-1A A1R 5.79% (LIBOR03M + 0.97%) 4/25/31	4,700,000	4,634,919
•Tikehau CLO DAC Series 2015-1A ARR 3.41% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	4,113,508
•Toro European CLO 6 DAC Series 6A AR 3.20% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,144,306
•Towd Point Mortgage Trust Series 2019-MH1 A1 3.00% 11/25/58	496,455	488,117
Toyota Auto Receivables Owner Trust
A2A 5.27% 1/15/26	5,000,000	4,999,237
Series 2022-C A2A 3.83% 8/15/25	4,935,017	4,890,533
•Venture XVII CLO Ltd. Series 2014-17A ARR 5.67% (LIBOR03M + 0.88%) 4/15/27	2,888,474	2,863,700
•Venture XXVI CLO Ltd. Series 2017-26A AR 5.91% (LIBOR03M + 1.10%) 1/20/29	1,699,336	1,677,937
•Venture XXVII CLO Ltd. Series 2017-27A AR 5.86% (LIBOR03M + 1.05%) 7/20/30	199,074	195,952
World Omni Auto Receivables Trust A2A 5.51% 3/16/26	5,000,000	5,007,794
Total Non-Agency Asset-Backed Securities (Cost $282,717,165)		276,406,468
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.11%
•Avon Finance No. 2 PLC Series 2A A 5.07% (SONIA + 0.90%) 9/20/48	2,516,806	3,097,464
•Bear Stearns ARM Trust Series 2003-1 5A1 4.07% 4/25/33	15,488	14,440
•Canada Square Funding PLC Series 2020-2 A 5.41% (SONIA + 1.25%) 12/17/57	1,416,940	1,742,760
•Canterbury Finance No. 1 PLC Series 1 A2 5.43% (SONIA + 1.35%) 5/16/56	592,123	730,318
•Cheshire PLC Series 2020-1 A 4.99% (SONIA + 0.90%) 8/20/45	1,891,634	2,310,314
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 3.35% 7/25/33	1,843	$ 1,763
•Finsbury Square PLC Series 2020-2A A 5.46% (SONIA + 1.30%) 6/16/70	1,310,845	1,617,242
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,699,854	1,515,479
•Gemgarto PLC Series 2021-1A A 4.75% (SONIA + 0.59%) 12/16/67	1,089,539	1,329,958
•Government National Mortgage Association Series 2023-H02 FA 5.46% (SOFR30A + 0.90%) 1/20/73	3,453,606	3,430,783
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 2.80% (EURIBOR03M + 0.15%) 6/18/38	70,374	75,493
•GS Mortgage Securities Corp. Trust Series 2022 A 8.23% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,500,000
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.35% (LIBOR01M + 0.50%) 6/25/35	138,824	128,961
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 3.76% 5/25/33	4,920	4,586
•MFA Trust
Series 2020-NQM2 A1 1.38% 4/25/65	670,796	605,099
Series 2021-RPL1 A1 1.13% 7/25/60	2,241,472	1,914,267
•New Residential Mortgage Loan Trust
Series 2018-3A A1 4.50% 5/25/58	375,567	359,458
Series 2019-RPL3 A1 2.75% 7/25/59	2,929,021	2,683,783
Series 2020-RPL1 A1 2.75% 11/25/59	2,500,717	2,277,451
•New York Mortgage Trust Series 2005-3 A1 5.33% (LIBOR01M + 0.48%) 2/25/36	135,427	131,055
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,397,971	1,308,795
•Resimac Bastille Trust Series 2021-2NCA A1A 5.32% (LIBOR01M + 0.65%) 2/3/53	1,976,349	1,953,400
•Sequoia Mortgage Trust Series 2004-6 A1 5.04% 7/20/34	3,612	3,322
•Stratton Mortgage Funding Series 2021-2A A 4.79% (SONIA + 0.90%) 7/20/60	683,288	840,572

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust
Series 2019-4 A1 2.90% 10/25/59	2,476,974	$ 2,254,527
Series 2019-HY2 A1 5.85% (LIBOR01M + 1.00%) 5/25/58	874,890	865,828
Series 2020-1 A1 2.71% 1/25/60	1,413,395	1,297,501
Series 2020-2 A1A 1.64% 4/25/60	4,459,704	3,782,280
•Trinity Square PLC Series 2021-1A A 4.71% (SONIA + 0.85%) 7/15/59	2,489,831	3,060,399
•Verus Securitization Trust Series 2021-6 A1 1.63% 10/25/66	2,710,950	2,206,671
Total Non-Agency Collateralized Mortgage Obligations (Cost $50,326,381)		46,043,969
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.06%
•AREIT LLC Series 2022-CRE7 A 6.99% (TSFR01M + 2.24%) 6/17/39	4,600,000	4,577,146
•BDS LLC Series 2022-FL12 A 6.83% (TSFR01M + 2.14%) 8/19/38	4,900,000	4,831,737
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,560,497
•BSREP Commercial Mortgage Trust Series 2021-DC A 5.64% (LIBOR01M + 0.95%) 8/15/38	3,700,000	3,403,832
•BX Trust Series 2021-MFM1 A 5.64% (TSFR01M + 0.81%) 1/15/34	3,978,679	3,854,335
•BXMT Ltd. Series 2020-FL3 A 6.07% (SOFR30A + 1.51%) 11/15/37	3,600,000	3,506,750
•CRSNT Trust Series 2021-MOON A 5.51% (LIBOR01M + 0.82%) 4/15/36	4,500,000	4,139,883
•GCT Commercial Mortgage Trust Series 2021-GCT A 5.48% (LIBOR01M + 0.80%) 2/15/38	900,000	814,572
•GPMT Ltd. Series 2021-FL3 A 6.01% (LIBOR01M + 1.25%) 7/16/35	2,967,348	2,909,668
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.13% (LIBOR01M + 1.45%) 12/15/31	1,060,456	1,047,717
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 6.65% (TSFR01M + 1.82%) 3/15/35		434,596	$ 420,051
•NYO Commercial Mortgage Trust Series 2021-1290 A 5.78% (LIBOR01M + 1.10%) 11/15/38		4,500,000	4,123,971
•One New York Plaza Trust Series 2020-1NYP A 5.63% (LIBOR01M + 0.95%) 1/15/36		3,000,000	2,869,592
•PFP Ltd. Series 2021-8 A 5.73% (LIBOR01M + 1.00%) 8/9/37		3,306,275	3,165,048
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 5.80% (LIBOR01M + 0.95%) 7/25/36		3,089,688	2,989,879
•SREIT Trust Series 2021-IND A 5.38% (LIBOR01M + 0.70%) 10/15/38		300,000	286,397
•Starwood Mortgage Trust Series 2021-HTS A 5.73% (LIBOR01M + 1.05%) 4/15/34		4,600,000	4,504,763
•Taurus U.K. DAC Series 2021-UK1A A 4.93% (SONIA + 0.85%) 5/17/31		2,581,043	3,071,805
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		1,595,728	1,561,513
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $59,298,423)			56,639,156
ΔSOVEREIGN BOND–0.82%
Republic of Korea—0.82%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,141,106
			9,141,106
Total Sovereign Bond (Cost $9,493,327)			9,141,106
SUPRANATIONAL BANKS–0.28%
•Credit Suisse AG 4.72% (BBSW3M + 1.25%) 11/20/23	AUD	1,000,000	659,129
International Bank for Reconstruction & Development 0.85% 2/10/27		2,800,000	2,489,639
Total Supranational Banks (Cost $3,488,134)			3,148,768

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	714,302	$ 714,302
Total Money Market Fund (Cost $714,302)		714,302

	Principal Amount°
SHORT-TERM INVESTMENTS—4.81%
U.S. Treasury Obligations–0.11%
≠U.S. Treasury Bills
4.55% 5/2/23	274,000	273,184
4.52% 4/6/23	6,000	5,996
4.56% 4/6/23	20,000	19,988
4.20% 5/9/23	304,000	302,678
4.28% 5/9/23	344,000	342,474
4.31% 5/9/23	88,000	87,607
4.41% 5/9/23	246,000	244,877
		1,276,804
Discounted Commercial Paper–4.38%
American Electric Power Co., Inc.
5.00% 4/11/23	15,850,000	15,827,986
Enel Finance America LLC
6.00% 4/24/23	4,150,000	4,134,092
		Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
Enel Finance America LLC (continued)
6.00% 4/28/23		4,150,000	$ 4,131,325
Mondelez International, Inc.
5.12% 4/14/23		12,600,000	12,576,704
NextEra Energy Capital Holdings, Inc.
5.60% 5/8/23		6,050,000	6,015,179
5.60% 5/9/23		6,200,000	6,163,351
Royal Bank of Canada
4.77% 4/3/23	CAD	200,000	147,945
			48,996,582
Repurchase Agreement–0.32%
Royal Bank of Canada 4.92%, dated 3/31/23, to be repurchased on 4/3/23, repurchase price $3,600,000 (collateralized by U.S. Treasury Notes 0.625% 11/15/47; market value $3,678,937).		3,600,000	3,600,000
			3,600,000
Total Short-Term Investments (Cost $53,874,148)			53,873,386

TOTAL INVESTMENTS–102.51% (Cost $1,184,022,497)	1,147,346,484

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.51%)	(28,142,053)
NET ASSETS APPLICABLE TO 120,746,418 SHARES OUTSTANDING–100.00%	$1,119,204,431

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	11,927,000	USD	(8,284,655)	5/16/23	$—	$(298,559)
BNP	AUD	5,639,000	USD	(3,770,464)	5/16/23	5,305	—
BNP	CAD	(200,000)	USD	148,824	4/3/23	834	—
BNP	CAD	(19,088,000)	USD	14,036,734	4/4/23	—	(87,555)
BNP	EUR	(30,449,000)	USD	32,560,041	4/4/23	—	(469,081)
BNP	GBP	(14,756,000)	USD	17,807,009	4/4/23	—	(397,482)
BNP	ILS	100,000	USD	(27,651)	4/14/23	166	—
BNP	JPY	1,527,400,000	USD	(11,333,406)	4/4/23	176,809	—
JPMC	AUD	(22,448,000)	USD	15,524,709	5/16/23	493,947	—
JPMC	AUD	7,945,000	USD	(5,354,363)	5/16/23	—	(34,539)
JPMC	JPY	(1,529,400,000)	USD	11,239,415	4/4/23	—	(285,872)
JPMC	JPY	743,700,000	USD	(5,599,596)	4/4/23	4,796	—
Total Foreign Currency Exchange Contracts						$681,857	$(1,573,088)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
1,343	3 Month SOFR	$319,382,187	$318,714,572	9/19/23	$667,615	$—
(224)	3 Month SOFR	(53,592,000)	(53,620,295)	3/19/24	28,295	—
(223)	U.S. Treasury 10 yr Ultra Notes	(27,014,359)	(26,111,996)	6/21/23	—	(902,363)
(1,054)	U.S. Treasury 5 yr Notes	(115,421,235)	(113,204,673)	6/30/23	—	(2,216,562)
2,018	U.S. Treasury Note	416,622,408	411,291,956	6/30/23	5,330,452	—
(5)	U.S. Treasury Ultra Bonds	(705,625)	(677,180)	6/21/23	—	(28,445)
Total Futures Contracts					$6,026,362	$(3,147,370)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.39- Quarterly[3]	12,600,000	(1.00%)	12/20/27	$(150,659)	$(148,819)	$—	$(1,840)
CDX.NA.IG.40- Quarterly[3]	144,400,000	(1.00%)	6/20/28	(1,698,796)	(1,148,713)	—	(550,083)
Total CDS Contracts					$(1,297,532)	$—	$(551,923)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
TSFR01M–1 Month Term Secured Overnight Financing Rate
BBSW3M–Bank Bill Swap Rate 3 Months
BNP–BNP Paribas
CAD–Canadian Dollar
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFRINDX–Secured Overnight Financing Rate Index
SONIA–Sterling Overnight Index Average
TBA–To be announced
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP PIMCO Low Duration Bond Fund–12

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$44,014,676	$—	$44,014,676
Agency Commercial Mortgage-Backed Security	—	804,186	—	804,186
Agency Mortgage-Backed Security	—	21,232,304	—	21,232,304
Agency Obligations	—	187,677,209	—	187,677,209
Corporate Bonds	—	427,621,070	—	427,621,070
Municipal Bonds	—	20,029,884	—	20,029,884
Non-Agency Asset-Backed Securities	—	276,406,468	—	276,406,468
Non-Agency Collateralized Mortgage Obligations	—	46,043,969	—	46,043,969
Non-Agency Commercial Mortgage-Backed Securities	—	56,639,156	—	56,639,156
Sovereign Bond	—	9,141,106	—	9,141,106
Supranational Banks	—	3,148,768	—	3,148,768
Money Market Fund	714,302	—	—	714,302
Short-Term Investments	—	53,873,386	—	53,873,386
Total Investments	$714,302	$1,146,632,182	$—	$1,147,346,484
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$681,857	$—	$681,857
Futures Contracts	$6,026,362	$—	$—	$6,026,362
Liabilities:
Foreign Currency Exchange Contracts	$—	$(1,573,088)	$—	$(1,573,088)
Futures Contracts	$(3,147,370)	$—	$—	$(3,147,370)
Swap Contracts	$—	$(551,923)	$—	$(551,923)
There were no Level 3 investments at the beginning or end of the period.
LVIP PIMCO Low Duration Bond Fund–13